Preferred shares and share capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Preferred shares and share capital
17.	Preferred shares and share capital:
(a)	Common shares:

On February 27, 2020, upon completion of the Reorganization, the common shares of Seaspan, the predecessor of Atlas, was exchanged for Atlas common shares on a one-for-one basis. The Company has 400,000,000 Class A common shares authorized at December 31, 2020, with a par value of $0.01 per share.

On February 28, 2020, the Company issued 29,891,266 common shares and reserved 6,664,270 common shares for holdback as part of the consideration paid for the acquisition of the shares of APR Energy (note 3). Concurrent with the acquisition, the Company issued 775,139 common shares to Fairfax to settle APR Energy’s indebtedness to Fairfax at closing.

During the year ended December 31, 2020, the Sellers returned 1,849,641 previously issued common shares to the Company and 557,139 Holdback Shares were cancelled. Of the common shares returned, 1,122,290 shares were permanently forfeited as part of post-closing purchase price adjustments. The remaining 727,351 shares are held in reserve as treasury shares. These shares may be issuable to the Sellers at a future date, subject to settlement of potential indemnified events. During the year ended December 31, 2020, 318,637 shares were released from holdback and issued to the Sellers.

17.	Preferred shares and share capital (continued):
(a)	Common shares (continued):

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received in the Company’s common shares.  If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3.0%.  If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

(b)	Preferred shares:

As at December 31, 2020, the Company had the following preferred shares outstanding:

					Liquidation preference
	Shares		Dividend rate	Redemption by Company	December 31,	December 31,
Series	Authorized	Issued	per annum	permitted on or after	2020	2019
D	20,000,000	5,093,728	7.95%	January 30, 2018(1)	127.3	127.3
E	15,000,000	5,415,937	8.25%	February 13, 2019(1)	135.4	135.4
G	15,000,000	7,800,800	8.20%	June 16, 2021(1)	195.0	195.0
H	15,000,000	9,025,105	7.875%	August 11, 2021(1)	225.6	225.6
I	6,000,000	6,000,000	8.00%	October 30, 2023(1)	150.0	150.0
(1)

Redeemable by the Company, in whole or in part, at a redemption price of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.

The preferred shares are subject to certain financial covenants. The Company is in compliance with these covenants on December 31, 2020.

(c)	Warrants:

The Company issued warrants to purchase 25,000,000 Class A common shares at an exercise price of $8.05 per share, subject to customary anti-dilution adjustments. Each warrant is exercisable within seven years. The holder may pay the aggregate exercise price by cash, by cashless exercise or by any combination of the foregoing. The Company can elect to require early exercise of the warrants, at any time after July 16, 2022, if the volume weighted average price of the Company’s Class A common shares, averaged over a 20-day period, equals or exceeds twice the exercise price of the warrants.